Leases (Details Narrative) - USD ($)			1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 30, 2024	Nov. 29, 2022	Jan. 31, 2025	May 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jan. 06, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments		$ 700				$ 106,544
Lessee, operating lease, liability, to be paid, year one						84,966
Lessee, operating lease, liability, to be paid, year two						39,446
Lessee, operating lease, liability, to be paid, year three						$ 41,418
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments			$ 3,000	$ 2,500	$ 2,800		$ 2,900
Lease expiration date	Dec. 31, 2024
Lessee, operating lease, description			In January 2025, the Company renewed the lease for one year and extended the expiration date to be on December 31, 2026
Lessee, operating lease, liability, to be paid, remainder of fiscal year								$ 3,000
Lessee, operating lease, liability, to be paid, year one								3,100
Lessee, operating lease, liability, to be paid, year two								3,300
Lessee, operating lease, liability, to be paid, year three								3,500
Lessee, operating lease, liability, to be paid, year four								$ 3,600